UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LS POWER PARTNERS, LP
Address:    1700 BROADWAY
            35TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JAMES BARTLETT
Title:      PRESIDENT
Phone:      212-615-3456

Signature, Place, and Date of Signing:

JAMES BARTLETT                   NEW YORK, NY                   MAY 16, 2011
--------------                   ------------                 -----------------
  [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   2
                                          -----------
Form 13F Information Table Value Total:   $756,803
                                          -----------
                                          (thousands)

List of Other Included Managers:          NONE

COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
--------           --------        --------    --------   --------                --------     --------   --------
                   TITLE                                  SHRS
                   OF                           VALUE     OR PRN       SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER     CLASS           CUSIP       (X1000)    AMOUNT       PRN  CALL  DISCRETION   MANAGERS   SOLE         SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

CALPINE CORP      Common Stock   131347304    653,993     41,209,416    SH         SOLE               41,209,416      0      0

TRANSALTA CORP    Common Stock   89346D107    102,810      4,884,068    SH         SOLE                4,884,068      0      0



                                            -----------                                               -----------
                                              756,803                                                  46,093,484
                                            ===========                                               ===========